Prepaid Expenses and Other Current Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses And Other Current Assets [Line Items]
Amortization of Advance Royalty	$ 131,000	$ 121,000